Operating Lease - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 40,430
2025	67,384	$ 161,721
Thereafter		67,384
Total lease payment	107,814	229,105
Less: Imputed interest	(4,505)	(18,616)
Operating lease liability	103,309	210,489
Operating lease lability – current	103,309	145,000	$ 110,616
Operating lease lability – non-current		$ 65,489	$ 172,601